Derivative Warrant Liabilities - Schedule of Derivative Warrant Liability (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Derivative Warrant Liability [Abstract]
Number of shares, Opening balance	21,866	21,866
Amount, Opening balance	$ 595,358	$ 901,608
Number of shares, Warrant exchange		(1,104)
Amount, Warrant exchange		$ (6,996)
Number of shares, Fair value gain (loss)
Amount, Fair value gain (loss)	$ 306,250	$ (694,516)	$ 306,250
Number of shares, Balance ending	21,866	20,762	21,866
Amount,Balance ending	$ 901,608	$ 200,096	$ 901,608